NATIONWIDE

PROVIDENT VA

SEPARATE

ACCOUNT 1

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Provident VA Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Provident VA Separate Account 1 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series I - DWS Core Equity VIP: Class A (SVSGI1)

Deutsche DWS Variable Series I - DWS CROCI(R) International VIP: Class A (SVSI1)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4) (1)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA) (1)

WELLS FARGO FUNDS

Allspring VT Discovery - Class 2 (SVDF) (1)

Allspring VT Opportunity - Class 2 (SVOF) (1)

3

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from August 4, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Statement of operations for the period from January 1, 2021 to December 31, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to December 31, 2021 (liquidation) and the year ended December 31, 2020.

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series I - DWS Bond VIP: Class A (SVSB1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

4

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DGI	8,468	$260,370	$352,116	$189	$352,305	$-	$352,305	$352,305	$-	$352,305
DSRG	4,110	149,768	238,700	-	238,700	1,786	236,914	236,914	-	236,914
SVSGI1	27,947	301,089	405,791	326	406,117	-	406,117	406,117	-	406,117
SVSI1	12,939	93,539	99,889	-	99,889	394	99,495	99,495	-	99,495
FVU2	2,127	27,338	27,445	836	28,281	-	28,281	28,281	-	28,281
FVUS2	5,163	56,810	55,293	-	55,293	451	54,842	54,842	-	54,842
FAMP	36,556	547,156	670,079	-	670,079	192	669,887	669,887	-	669,887
FEIP	33,955	737,658	887,917	1,447	889,364	-	889,364	889,364	-	889,364
FG2	303	18,941	30,168	-	30,168	396	29,772	29,772	-	29,772
FGP	16,063	1,237,823	1,645,345	1,788	1,647,133	-	1,647,133	1,647,133	-	1,647,133
FHIP	33,511	183,619	175,930	95	176,025	-	176,025	176,025	-	176,025
FO2	256	4,641	7,422	-	7,422	240	7,182	7,182	-	7,182
EIF4	9,378	158,014	213,824	427	214,251	-	214,251	214,251	-	214,251
GBF4	11,950	135,097	129,780	-	129,780	442	129,338	129,338	-	129,338
GVEX4	69,829	961,816	1,955,912	-	1,955,912	549	1,955,363	1,955,363	-	1,955,363
GVIDM	1,525	18,721	20,042	-	20,042	234	19,808	19,808	-	19,808
NVMIVX	7,002	64,825	80,594	109	80,703	-	80,703	80,703	-	80,703
NVMMG1	37,019	421,345	427,935	-	427,935	1,025	426,910	426,910	-	426,910
NVOLG1	96,142	1,735,002	2,310,291	-	2,310,291	632	2,309,659	2,309,659	-	2,309,659
SAM4	377,789	377,789	377,789	98	377,887	-	377,887	377,887	-	377,887
SCF4	11,563	222,455	298,902	144	299,046	-	299,046	299,046	-	299,046
SCVF4	9,097	97,247	105,255	-	105,255	190	105,065	105,065	-	105,065
TRF4	25,822	308,984	702,349	828	703,177	-	703,177	703,177	-	703,177
VWBF	2,391	21,554	19,223	-	19,223	73	19,150	19,150	-	19,150
VWEM	6,367	102,020	91,689	495	92,184	-	92,184	92,184	-	92,184
VWHA	1,650	34,856	43,901	-	43,901	627	43,274	43,274	-	43,274
SVDF	5,105	216,208	218,193	72	218,265	-	218,265	218,265	-	218,265
SVOF	5,583	113,782	196,194	494	196,688	-	196,688	196,688	-	196,688

Total (unaudited)			$11,787,968	$7,348	$11,795,316	$7,231	$11,788,085	$11,788,085	$-	$11,788,085

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	DGI	DSRG	SVSGI1	SVSI1	FVU2	FVUS2	FAMP
Reinvested dividends	$113,820	1,550	1,780	2,839	2,454	2,671	1,206	10,647
Mortality and expense risk charges (note 2)	(156,907)	(4,575)	(3,127)	(5,193)	(1,405)	(1,580)	(1,000)	(9,155)

Net investment income (loss)	(43,087)	(3,025)	(1,347)	(2,354)	1,049	1,091	206	1,492

Realized gain (loss) on investments	369,103	2,375	11,631	4,754	164	30,246	1,405	6,929
Change in unrealized gain (loss) on investments	937,500	48,453	34,544	58,986	6,295	(15,352)	(4,342)	40,042

Net gain (loss) on investments	1,306,603	50,828	46,175	63,740	6,459	14,894	(2,937)	46,971

Reinvested capital gains	635,815	20,972	5,234	16,464	-	-	-	3,641

Net increase (decrease) in contract owners’ equity resulting from operations	$1,899,331	68,775	50,062	77,850	7,508	15,985	(2,731)	52,104

Investment Activity*:	FEIP	FG2	FGP	FHIP	FO2	EIF4	GBF4	GVEX4
Reinvested dividends	$15,853	-	-	9,403	23	2,686	2,196	37,434
Mortality and expense risk charges (note 2)	(11,593)	(389)	(21,209)	(2,502)	(95)	(2,903)	(1,835)	(24,407)

Net investment income (loss)	4,260	(389)	(21,209)	6,901	(72)	(217)	361	13,027

Realized gain (loss) on investments	9,410	341	106,922	(725)	41	5,930	74	43,420
Change in unrealized gain (loss) on investments	62,307	(494)	(112,997)	(910)	627	26,335	(5,051)	340,556

Net gain (loss) on investments	71,717	(153)	(6,075)	(1,635)	668	32,265	(4,977)	383,976

Reinvested capital gains	92,502	5,827	316,229	-	524	2,127	-	12,659

Net increase (decrease) in contract owners’ equity resulting from operations	$168,479	5,285	288,945	5,266	1,120	34,175	(4,616)	409,662

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVIDM	NVIX	NVMIVX	NVMMG1	NVOLG1	SAM4	SCF4	SCVF4
Reinvested dividends	$43	416	2,690	568	10,296	-	-	-
Mortality and expense risk charges (note 2)	(299)	(762)	(1,146)	(6,733)	(28,916)	(4,470)	(4,039)	(1,397)

Net investment income (loss)	(256)	(346)	1,544	(6,165)	(18,620)	(4,470)	(4,039)	(1,397)

Realized gain (loss) on investments	289	7,927	1,253	49,654	33,405	-	1,908	921
Change in unrealized gain (loss) on investments	1,468	(4,833)	4,174	(130,851)	467,453	-	70,562	25,583

Net gain (loss) on investments	1,757	3,094	5,427	(81,197)	500,858	-	72,470	26,504

Reinvested capital gains	256	-	-	63,031	35,310	-	2,903	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,757	2,748	6,971	(24,331)	517,548	(4,470)	71,334	25,107

Investment Activity*:	TRF4	VWBF	VWEM	VWHA	SVDF	SVOF	SVSB1
Reinvested dividends	$5,077	1,013	925	189	-	75	1,786
Mortality and expense risk charges (note 2)	(8,979)	(275)	(1,444)	(611)	(3,342)	(2,530)	(996)

Net investment income (loss)	(3,902)	738	(519)	(422)	(3,342)	(2,455)	790

Realized gain (loss) on investments	10,181	(187)	6,729	894	25,807	3,591	3,814
Change in unrealized gain (loss) on investments	82,710	(1,622)	(21,332)	6,217	(62,143)	26,969	(5,854)

Net gain (loss) on investments	92,891	(1,809)	(14,603)	7,111	(36,336)	30,560	(2,040)

Reinvested capital gains	29,863	-	2,259	-	16,973	9,041	-

Net increase (decrease) in contract owners’ equity resulting from operations	$118,852	(1,071)	(12,863)	6,689	(22,705)	37,146	(1,250)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		DGI		DSRG		SVSGI1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(43,087)	(11,299)	(3,025)	(1,519)	(1,347)	(560)	(2,354)	(122)
Realized gain (loss) on investments	369,103	448,144	2,375	1,544	11,631	3,476	4,754	3,459
Change in unrealized gain (loss) on investments	937,500	634,410	48,453	37,586	34,544	33,719	58,986	25,972
Reinvested capital gains	635,815	541,623	20,972	17,517	5,234	2,186	16,464	13,263

Net increase (decrease) in contract owners’ equity resulting from operations	1,899,331	1,612,878	68,775	55,128	50,062	38,821	77,850	42,572

Equity transactions:
Purchase payments received from contract owners (note 4)	(120,731)	19,541	-	3	2	5	50	278
Transfers between funds	-	-	-	-	(351)	(291)	-	-
Redemptions (notes 2, 3, and 4)	(659,958)	(772,099)	(7,085)	(6,838)	(24,177)	(7,403)	(4,567)	(6,569)
Adjustments to maintain reserves	2,738	1,929	(158)	689	(2,212)	505	1,217	(1,793)

Net equity transactions	(777,951)	(750,629)	(7,243)	(6,146)	(26,738)	(7,184)	(3,300)	(8,084)

Net change in contract owners’ equity	1,121,380	862,249	61,532	48,982	23,324	31,637	74,550	34,488
Contract owners’ equity at beginning of period	10,666,705	9,804,456	290,773	241,791	213,590	181,953	331,567	297,079

Contract owners’ equity at end of period	$11,788,085	10,666,705	352,305	290,773	236,914	213,590	406,117	331,567

CHANGE IN UNITS:
Beginning units	4,743	5,007	91	93	70	73	115	118
Units purchased	230	1,218	-	-	-	1	-	-
Units redeemed	(624)	(1,482)	(2)	(2)	(8)	(4)	(1)	(3)

Ending units	4,349	4,743	89	91	62	70	114	115

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SVSI1		FVU2		FVUS2		FAMP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,049	1,787	1,091	1,113	206	(207)	1,492	555
Realized gain (loss) on investments	164	241	30,246	1,017	1,405	2,250	6,929	3,591
Change in unrealized gain (loss) on investments	6,295	(920)	(15,352)	(2,618)	(4,342)	4,012	40,042	62,349
Reinvested capital gains	-	-	-	-	-	-	3,641	7,470

Net increase (decrease) in contract owners’ equity resulting from operations	7,508	1,108	15,985	(488)	(2,731)	6,055	52,104	73,965

Equity transactions:
Purchase payments received from contract owners (note 4)	-	416	(128,739)	-	-	39	-	-
Transfers between funds	164	345	37,552	-	(111,497)	121,295	1,608	599
Redemptions (notes 2, 3, and 4)	(3,938)	(1,455)	(379)	(463)	(9,197)	(43,280)	(8,001)	(20,376)
Adjustments to maintain reserves	(90)	(152)	1,014	463	(473)	383	32	(855)

Net equity transactions	(3,864)	(846)	(90,552)	-	(121,167)	78,437	(6,361)	(20,632)

Net change in contract owners’ equity	3,644	262	(74,567)	(488)	(123,898)	84,492	45,743	53,333
Contract owners’ equity at beginning of period	95,851	95,589	102,848	103,336	178,740	94,248	624,144	570,811

Contract owners’ equity at end of period	$99,495	95,851	28,281	102,848	54,842	178,740	669,887	624,144

CHANGE IN UNITS:
Beginning units	110	111	68	68	170	93	306	317
Units purchased	-	1	24	-	5	238	-	-
Units redeemed	(4)	(2)	(76)	-	(121)	(161)	(3)	(11)

Ending units	106	110	16	68	54	170	303	306

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FEIP		FG2		FGP		FHIP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,260	2,789	(389)	(273)	(21,209)	(17,346)	6,901	6,339
Realized gain (loss) on investments	9,410	12,301	341	226	106,922	298,119	(725)	(197)
Change in unrealized gain (loss) on investments	62,307	(8,166)	(494)	5,520	(112,997)	58,610	(910)	(3,773)
Reinvested capital gains	92,502	28,773	5,827	1,860	316,229	120,106	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	168,479	35,697	5,285	7,333	288,945	459,489	5,266	2,369

Equity transactions:
Purchase payments received from contract owners (note 4)	5,413	4,967	-	-	209	303	8	5
Transfers between funds	(776)	1,666	-	-	66,806	(12,005)	282	541
Redemptions (notes 2, 3, and 4)	(14,539)	(42,710)	(75)	(54)	(144,057)	(166,770)	(12,392)	(485)
Adjustments to maintain reserves	2,321	335	(4)	(67)	776	1,788	306	(56)

Net equity transactions	(7,581)	(35,742)	(79)	(121)	(76,266)	(176,684)	(11,796)	5

Net change in contract owners’ equity	160,898	(45)	5,206	7,212	212,679	282,805	(6,530)	2,374
Contract owners’ equity at beginning of period	728,466	728,511	24,566	17,354	1,434,454	1,151,649	182,555	180,181

Contract owners’ equity at end of period	$889,364	728,466	29,772	24,566	1,647,133	1,434,454	176,025	182,555

CHANGE IN UNITS:
Beginning units	230	242	17	17	273	311	126	126
Units purchased	1	3	-	-	11	96	1	-
Units redeemed	(3)	(15)	-	-	(26)	(134)	(9)	-

Ending units	228	230	17	17	258	273	118	126

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FO2		EIF4		GBF4		GVEX4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(72)	(62)	(217)	415	361	600	13,027	6,318
Realized gain (loss) on investments	41	18	5,930	5,731	74	(876)	43,420	214,429
Change in unrealized gain (loss) on investments	627	784	26,335	(8,516)	(5,051)	7,062	340,556	(28,564)
Reinvested capital gains	524	23	2,127	4,999	-	-	12,659	28,438

Net increase (decrease) in contract owners’ equity resulting from operations	1,120	763	34,175	2,629	(4,616)	6,786	409,662	220,621

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	32	-	15	2,071	1,082
Transfers between funds	-	-	(1,039)	57,609	190	1,248	26,006	(111,799)
Redemptions (notes 2, 3, and 4)	(16)	(15)	(4,304)	(7,524)	(145)	(13,191)	(32,413)	(117,523)
Adjustments to maintain reserves	(22)	(12)	339	481	(34)	(39)	866	(569)

Net equity transactions	(38)	(27)	(5,004)	50,598	11	(11,967)	(3,470)	(228,809)

Net change in contract owners’ equity	1,082	736	29,171	53,227	(4,605)	(5,181)	406,192	(8,188)
Contract owners’ equity at beginning of period	6,100	5,364	185,080	131,853	133,943	139,124	1,549,171	1,557,359

Contract owners’ equity at end of period	$7,182	6,100	214,251	185,080	129,338	133,943	1,955,363	1,549,171

CHANGE IN UNITS:
Beginning units	8	8	125	91	127	138	351	411
Units purchased	-	-	1	39	1	115	5	23
Units redeemed	-	-	(4)	(5)	(1)	(126)	(6)	(83)

Ending units	8	8	122	125	127	127	350	351

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDM		NVIX		NVMIVX		NVMMG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(256)	(238)	(346)	1,365	1,544	(210)	(6,165)	(6,936)
Realized gain (loss) on investments	289	-	7,927	3,355	1,253	198	49,654	(1,500)
Change in unrealized gain (loss) on investments	1,468	860	(4,833)	4,833	4,174	11,596	(130,851)	191,947
Reinvested capital gains	256	1,085	-	2,329	-	-	63,031	70,141

Net increase (decrease) in contract owners’ equity resulting from operations	1,757	1,707	2,748	11,882	6,971	11,584	(24,331)	253,652

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	4,210	4	-	(281)	806
Transfers between funds	-	-	(56,234)	44,020	20	66,230	(19,187)	22,652
Redemptions (notes 2, 3, and 4)	(2,789)	(58)	(3,172)	(3,452)	(3,074)	(1,144)	(238,713)	(696)
Adjustments to maintain reserves	(783)	102	212	(214)	(166)	278	(241)	(925)

Net equity transactions	(3,572)	44	(59,194)	44,564	(3,216)	65,364	(258,422)	21,837

Net change in contract owners’ equity	(1,815)	1,751	(56,446)	56,446	3,755	76,948	(282,753)	275,489
Contract owners’ equity at beginning of period	21,623	19,872	56,446	-	76,948	-	709,663	434,174

Contract owners’ equity at end of period	$19,808	21,623	-	56,446	80,703	76,948	426,910	709,663

CHANGE IN UNITS:
Beginning units	19	19	85	-	131	-	239	232
Units purchased	-	-	-	146	3	134	2	10
Units redeemed	(3)	-	(85)	(61)	(8)	(3)	(88)	(3)

Ending units	16	19	-	85	126	131	153	239

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVOLG1		SAM4		SCF4		SCVF4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(18,620)	(1,370)	(4,470)	(3,804)	(4,039)	(2,165)	(1,397)	(922)
Realized gain (loss) on investments	33,405	(52,018)	-	-	1,908	428	921	(777)
Change in unrealized gain (loss) on investments	467,453	134,821	-	-	70,562	28,639	25,583	5,688
Reinvested capital gains	35,310	166,283	-	-	2,903	6,655	-	363

Net increase (decrease) in contract owners’ equity resulting from operations	517,548	247,716	(4,470)	(3,804)	71,334	33,557	25,107	4,352

Equity transactions:
Purchase payments received from contract owners (note 4)	359	1,105	32	4,916	-	423	-	442
Transfers between funds	12,801	(221,382)	85,307	553	(3,043)	55,749	(3,107)	1,321
Redemptions (notes 2, 3, and 4)	(79,232)	(112,017)	(18,028)	(57,791)	(22,838)	(13,195)	(1,055)	(4,901)
Adjustments to maintain reserves	(817)	(90)	53	(158)	601	(930)	192	247

Net equity transactions	(66,889)	(332,384)	67,364	(52,480)	(25,280)	42,047	(3,970)	(2,891)

Net change in contract owners’ equity	450,659	(84,668)	62,894	(56,284)	46,054	75,604	21,137	1,461
Contract owners’ equity at beginning of period	1,859,000	1,943,668	314,993	371,277	252,992	177,388	83,928	82,467

Contract owners’ equity at end of period	$2,309,659	1,859,000	377,887	314,993	299,046	252,992	105,065	83,928

CHANGE IN UNITS:
Beginning units	797	977	503	586	132	112	53	54
Units purchased	9	4	138	9	-	31	1	4
Units redeemed	(35)	(184)	(29)	(92)	(11)	(11)	(3)	(5)

Ending units	771	797	612	503	121	132	51	53

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRF4		VWBF		VWEM		VWHA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,902)	(1,189)	738	995	(519)	682	(422)	(118)
Realized gain (loss) on investments	10,181	5,262	(187)	(5,230)	6,729	3,760	894	(46,475)
Change in unrealized gain (loss) on investments	82,710	4,347	(1,622)	3,917	(21,332)	6,526	6,217	7,404
Reinvested capital gains	29,863	39,180	-	-	2,259	3,082	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	118,852	47,600	(1,071)	(318)	(12,863)	14,050	6,689	(39,189)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	10	-	5	-	17	-	5
Transfers between funds	(42)	73	693	238	6,258	796	(82)	69,071
Redemptions (notes 2, 3, and 4)	(6,907)	(1,706)	(232)	(8,565)	(2,226)	(21,572)	(1,881)	(48)
Adjustments to maintain reserves	353	1,741	(480)	614	524	(640)	(591)	(221)

Net equity transactions	(6,596)	118	(19)	(7,708)	4,556	(21,399)	(2,554)	68,807

Net change in contract owners’ equity	112,256	47,718	(1,090)	(8,026)	(8,307)	(7,349)	4,135	29,618
Contract owners’ equity at beginning of period	590,921	543,203	20,240	28,266	100,491	107,840	39,139	9,521

Contract owners’ equity at end of period	$703,177	590,921	19,150	20,240	92,184	100,491	43,274	39,139

CHANGE IN UNITS:
Beginning units	198	198	20	30	54	67	35	10
Units purchased	1	1	-	-	3	1	-	212
Units redeemed	(3)	(1)	-	(10)	-	(14)	(2)	(187)

Ending units	196	198	20	20	57	54	33	35

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SVDF		SVOF		SVSB1		GVDIV4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,342)	(3,064)	(2,455)	(1,317)	790	1,751	-	5,414
Realized gain (loss) on investments	25,807	34,336	3,591	5,110	3,814	507	-	(44,141)
Change in unrealized gain (loss) on investments	(62,143)	7,521	26,969	12,389	(5,854)	4,333	-	26,532
Reinvested capital gains	16,973	17,718	9,041	10,152	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,705)	56,511	37,146	26,334	(1,250)	6,591	-	(12,195)

Equity transactions:
Purchase payments received from contract owners (note 4)	141	7	-	411	-	14	-	25
Transfers between funds	44,582	(34,320)	(2,202)	378	(84,709)	-	-	(64,587)
Redemptions (notes 2, 3, and 4)	(12,404)	(66,805)	(430)	(5,893)	(1,692)	(30,910)	-	(8,690)
Adjustments to maintain reserves	(93)	650	484	334	(388)	546	-	(506)

Net equity transactions	32,226	(100,468)	(2,148)	(4,770)	(86,789)	(30,350)	-	(73,758)

Net change in contract owners’ equity	9,521	(43,957)	34,998	21,564	(88,039)	(23,759)	-	(85,953)
Contract owners’ equity at beginning of period	208,744	252,701	161,690	140,126	88,039	111,798	-	85,953

Contract owners’ equity at end of period	$218,265	208,744	196,688	161,690	-	88,039	-	-

CHANGE IN UNITS:
Beginning units	120	233	88	91	82	112	-	69
Units purchased	24	145	-	1	-	1	-	3
Units redeemed	(10)	(258)	(1)	(4)	(82)	(31)	-	(72)

Ending units	134	120	87	88	-	82	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VA Separate Account 1 (the Separate Account) was established on October 19, 1992 by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of Pennsylvania law. On December 31, 2009 NLICA merged with Nationwide Life Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Separate Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
DWS INVESTMENT MANAGEMENT AMERICAS, INC.
Deutsche DWS Variable Series I - DWS Core Equity VIP: Class A (SVSGI1)
Deutsche DWS Variable Series I - DWS CROCI(R) International VIP: Class A (SVSI1)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)*
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)*
MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Service Class (MVITSC)*
MFS(R) Variable Insurance Trust - MFS Research Series: Service Class (MVRSC)*
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)*
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)*
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)*
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)*
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)*
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
WELLS FARGO FUNDS
Allspring VT Discovery - Class 2 (SVDF)
Allspring VT Opportunity - Class 2 (SVOF)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)	8/4/2020
Deutsche DWS Variable Series I - DWS Bond VIP: Class A (SVSB1)		12/31/2021

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV (GVDIV4)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
EIF4	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV	5/1/2021
NVLCP1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I	9/7/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVNMO2	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	5/1/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
NVOLG2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	8/31/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
SVDF	Allspring Variable Trust - VT Discovery Fund: Class 2	Wells Fargo Variable Trust - VT Discovery Fund: Class 2	10/11/2021
SVOF	Allspring Variable Trust - VT Opportunity Fund: Class 2	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	10/11/2021

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.40% to 1.65%.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.40% of the daily value of the allocations to the underlying fund options
Annual Administrative Fee - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	9 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Death Benefit Rider	0.25%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $129,204 and $0, respectively, and total transfers from the Separate Account to the fixed account were $1,630 and $1,486, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$11,787,968	$-	$-	$11,787,968

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
DGI	$22,522	$11,660
DSRG	8,011	28,649
SVSGI1	20,416	10,823
SVSI1	2,619	5,344
FVU2	174,887	265,361
FVUS2	7,179	127,666
FAMP	37,971	39,229
FEIP	112,792	25,933
FG2	5,827	463
FGP	447,264	229,285
FHIP	9,730	14,932
FO2	547	111
EIF4	4,935	8,366
GBF4	2,399	1,993
GVEX4	81,063	59,713
GVIDM	298	3,087
NVIX	416	60,168
NVMIVX	4,000	5,506
NVMMG1	68,503	269,820
NVOLG1	72,225	121,609
SAM4	85,353	22,511
SCF4	2,964	29,979
SCVF4	900	6,458
TRF4	34,940	15,928
VWBF	1,702	503
VWEM	29,545	23,773
VWHA	261	2,645
SVDF	135,316	89,366
SVOF	9,116	5,164
SVSB1	1,786	87,397

	$1,385,487	$1,573,442

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2021	1.40%	89	$3,958.48	$352,305	0.47%	23.88%
2020	1.40%	91	3,195.31	290,773	0.78%	22.90%
2019	1.40%	93	2,599.91	241,791	1.16%	27.33%
2018	1.40%	96	2,041.93	196,025	0.75%	-6.02%
2017	1.40%	153	2,172.68	332,420	0.74%	18.05%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2021	1.40%	62	3,821.19	236,914	0.80%	25.23%
2020	1.40%	70	3,051.29	213,590	1.10%	22.42%
2019	1.40%	73	2,492.51	181,953	1.49%	32.49%
2018	1.40%	86	1,881.27	161,789	1.74%	-5.74%
2017	1.40%	90	1,995.79	179,621	1.20%	13.73%
Deutsche DWS Variable Series I - DWS Core Equity VIP: Class A (SVSGI1)
2021	1.40%	114	3,562.43	406,117	0.76%	23.56%
2020	1.40%	115	2,883.19	331,567	1.36%	14.52%
2019	1.40%	118	2,517.62	297,079	1.10%	28.49%
2018	1.40%	123	1,959.38	241,004	1.80%	-7.00%
2017	1.40%	135	2,106.96	284,440	1.37%	19.34%
Deutsche DWS Variable Series I - DWS CROCI(R) International VIP: Class A (SVSI1)
2021	1.40%	106	938.63	99,495	2.44%	7.72%
2020	1.40%	110	871.37	95,851	3.50%	1.19%
2019	1.40%	111	861.16	95,589	3.46%	20.08%
2018	1.40%	135	717.16	96,816	1.03%	-15.59%
2017	1.40%	153	849.63	129,994	7.15%	20.27%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2021	1.40%	16	1,767.53	28,281	2.36%	16.86%
2020	1.40%	68	1,512.47	102,848	2.55%	-0.47%
2019	1.40%	68	1,519.64	103,336	1.79%	18.56%
2018	1.40%	49	1,281.79	62,807	2.88%	-9.77%
2017	1.40%	50	1,420.62	71,031	3.86%	16.47%
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2021	1.40%	54	1,015.59	54,842	1.71%	-3.41%
2020	1.40%	170	1,051.41	178,740	1.28%	3.75%
2019	1.40%	93	1,013.41	94,248	2.28%	4.43%
2018	1.40%	88	970.46	85,400	2.43%	-0.95%
2017	1.40%	102	979.77	99,937	2.30%	0.51%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2021	1.40%	303	2,210.85	669,887	1.63%	8.39%
2020	1.40%	306	2,039.68	624,144	1.50%	13.27%
2019	1.40%	317	1,800.67	570,811	1.89%	16.61%
2018	1.40%	286	1,544.24	441,652	1.69%	-6.67%
2017	1.40%	298	1,654.66	493,089	1.71%	12.52%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2021	1.40%	228	3,900.72	889,364	1.91%	23.16%
2020	1.40%	230	3,167.25	728,466	1.84%	5.21%
2019	1.40%	242	3,010.38	728,511	2.11%	25.67%
2018	1.40%	264	2,395.43	632,393	2.30%	-9.57%
2017	1.40%	269	2,649.06	712,598	1.74%	11.33%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2021	1.40%	17	1,751.32	29,772	0.00%	21.20%
2020	1.40%	17	1,445.04	24,566	0.04%	41.56%
2019	1.40%	17	1,020.83	17,354	0.01%	32.11%
2018	1.40%	17	772.69	13,136	0.04%	-1.82%
2017	1.40%	17	787.05	13,380	0.18%	32.95%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2021	1.40%	258	6,384.24	1,647,133	0.00%	21.50%
2020	1.40%	273	5,254.41	1,434,454	0.07%	41.89%
2019	1.40%	311	3,703.05	1,151,649	0.28%	32.45%
2018	1.40%	346	2,795.88	967,375	0.24%	-1.56%
2017	1.40%	359	2,840.31	1,019,671	0.22%	33.26%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2021	1.40%	118	1,491.74	176,025	5.26%	2.96%
2020	1.40%	126	1,448.85	182,555	5.07%	1.32%
2019	1.40%	126	1,430.01	180,181	5.43%	13.51%
2018	1.40%	126	1,259.86	158,742	5.58%	-4.64%
2017	1.40%	136	1,321.12	179,672	5.48%	5.45%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2021	1.40%	8	897.73	7,182	0.33%	17.73%
2020	1.40%	8	762.53	6,100	0.23%	13.73%
2019	1.40%	8	670.47	5,364	0.19%	25.73%
2018	1.40%	15	533.27	7,999	1.34%	-16.24%
2017	1.40%	15	636.70	9,551	0.99%	28.19%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)
2021	1.40%	122	1,756.16	214,251	1.29%	18.61%
2020	1.40%	125	1,480.64	185,080	1.76%	2.19%
2019	1.40%	91	1,448.93	131,853	1.08%	25.53%
2018	1.40%	95	1,154.29	109,657	1.81%	-8.55%
2017	1.40%	96	1,262.23	121,174	3.09%	16.35%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
2021	1.40%	127	1,018.41	129,338	1.67%	-3.44%
2020	1.40%	127	1,054.67	133,943	1.78%	4.62%
2019	1.40%	138	1,008.14	139,124	2.17%	4.70%
2018	1.40%	144	962.88	138,655	2.15%	-1.36%
2017	1.40%	165	976.14	161,063	1.80%	0.67%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
2021	1.40%	350	5,586.75	1,955,363	2.14%	26.58%
2020	1.40%	351	4,413.59	1,549,171	1.85%	16.48%
2019	1.40%	411	3,789.19	1,557,359	2.23%	29.37%
2018	1.40%	393	2,929.02	1,151,106	1.63%	-5.97%
2017	1.40%	441	3,115.12	1,373,766	1.71%	19.85%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	1.40%	16	1,237.99	19,808	0.20%	8.78%
2020	1.40%	19	1,138.07	21,623	0.14%	8.81%
2019	1.40%	19	1,045.91	19,872	1.44%	16.11%
2018	1.40%	21	900.81	18,917	1.87%	-7.00%
2017	1.40%	24	968.60	23,246	1.51%	11.36%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2020	1.40%	85	664.07	56,446	2.52%	32.81	%****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2021	1.40%	126	640.50	80,703	3.28%	9.04%
2020	1.40%	131	587.39	76,948	0.00%	17.48	%****

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	1.40%	153	2,790.26	426,910	0.12%	-6.03%
2020	1.40%	239	2,969.30	709,663	0.00%	58.66%
2019	1.40%	232	1,871.44	434,174	0.00%	35.35%
2018	1.40%	227	1,382.71	313,874	0.00%	-8.15%
2017	1.40%	306	1,505.46	460,669	0.00%	25.97%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	1.40%	771	2,995.67	2,309,659	0.50%	28.43%
2020	1.40%	797	2,332.50	1,859,000	1.32%	17.24%
2019	1.40%	977	1,989.42	1,943,668	1.95%	35.70%
2018	1.40%	954	1,466.01	1,398,578	0.68%	-2.65%
2017	1.40%	1,115	1,505.97	1,679,155	0.50%	25.55%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2018	1.40%	5	1,430.35	7,152	0.53%	-2.92%
2017	1.40%	5	1,473.33	7,367	0.24%	25.31%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
2021	1.40%	612	617.46	377,887	0.00%	-1.40%
2020	1.40%	503	626.23	314,993	0.27%	-1.16%
2019	1.40%	586	633.58	371,277	1.98%	0.36%
2018	1.40%	1,158	631.33	731,077	1.44%	-0.04%
2017	1.40%	727	631.56	459,143	0.41%	-0.98%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
2021	1.40%	121	2,471.46	299,046	0.00%	28.95%
2020	1.40%	132	1,916.61	252,992	0.02%	21.01%
2019	1.40%	112	1,583.82	177,388	0.05%	23.94%
2018	1.40%	126	1,277.86	161,011	0.02%	-13.87%
2017	1.40%	142	1,483.56	210,666	0.00%	11.93%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
2021	1.40%	51	2,060.11	105,065	0.00%	30.09%
2020	1.40%	53	1,583.54	83,928	0.08%	3.69%
2019	1.40%	54	1,527.17	82,467	1.09%	17.35%
2018	1.40%	62	1,301.38	80,685	0.70%	-18.11%
2017	1.40%	62	1,589.21	98,531	0.52%	7.55%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)
2021	1.40%	196	3,587.64	703,177	0.79%	20.21%
2020	1.40%	198	2,984.45	590,921	1.18%	8.78%
2019	1.40%	198	2,743.45	543,203	0.52%	27.54%
2018	1.40%	207	2,150.98	445,253	1.09%	-1.40%
2017	1.40%	220	2,181.50	479,930	1.03%	18.87%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2018	1.40%	10	1,036.70	10,367	2.54%	-1.94%
2017	1.40%	10	1,057.17	10,572	2.02%	3.46%
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2021	1.40%	20	957.48	19,150	5.14%	-5.39%
2020	1.40%	20	1,011.99	20,240	6.14%	7.41%
2019	1.40%	30	942.19	28,266	0.28%	11.05%
2018	1.40%	34	848.43	28,847	7.45%	-7.45%
2017	1.40%	34	916.73	31,169	2.44%	10.69%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2021	1.40%	57	1,617.26	92,184	0.90%	-13.09%
2020	1.40%	54	1,860.95	100,491	2.09%	15.62%
2019	1.40%	67	1,609.55	107,840	0.43%	28.78%
2018	1.40%	68	1,249.84	84,989	0.31%	-24.56%
2017	1.40%	77	1,656.65	127,562	0.50%	48.94%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	1.40%	33	1,311.34	43,274	0.43%	17.27%
2020	1.40%	35	1,118.25	39,139	0.54%	17.46%
2019	1.40%	10	952.06	9,521	0.00%	10.31%
2018	1.40%	13	863.05	11,220	0.00%	-29.28%
2017	1.40%	13	1,220.38	15,865	0.00%	-3.06%
Allspring VT Discovery - Class 2 (SVDF)
2021	1.40%	134	1,628.85	218,265	0.00%	-6.36%
2020	1.40%	120	1,739.53	208,744	0.00%	60.39%
2019	1.40%	233	1,084.55	252,701	0.00%	37.09%
2018	1.40%	268	791.14	212,025	0.00%	-8.36%
2017	1.40%	271	863.33	233,963	0.00%	27.34%
Allspring VT Opportunity - Class 2 (SVOF)
2021	1.40%	87	2,260.79	196,688	0.04%	23.04%
2020	1.40%	88	1,837.39	161,690	0.43%	19.32%
2019	1.40%	91	1,539.84	140,126	0.30%	29.64%
2018	1.40%	95	1,187.80	112,841	0.19%	-8.44%
2017	1.40%	96	1,297.35	124,546	0.68%	18.77%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.